Dividends (Details) ¥ / shares in Units, $ / shares in Units, $ in Thousands	2 Months Ended		3 Months Ended																12 Months Ended
	Feb. 25, 2021 USD ($) $ / shares	Feb. 25, 2021 JPY (¥) ¥ / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2020 ¥ / shares	Sep. 30, 2020 $ / shares	Sep. 30, 2020 ¥ / shares	Jun. 30, 2020 $ / shares	Jun. 30, 2020 ¥ / shares	Mar. 31, 2020 $ / shares	Mar. 31, 2020 ¥ / shares	Dec. 31, 2019 $ / shares	Dec. 31, 2019 ¥ / shares	Sep. 30, 2019 $ / shares	Sep. 30, 2019 ¥ / shares	Jun. 30, 2019 $ / shares	Jun. 30, 2019 ¥ / shares	Mar. 31, 2019 $ / shares	Mar. 31, 2019 ¥ / shares	Dec. 31, 2021 USD ($) dividend $ / shares	Dec. 31, 2020 USD ($) dividend $ / shares	Dec. 31, 2020 JPY (¥) dividend	Dec. 31, 2019 USD ($) dividend $ / shares	Dec. 31, 2019 JPY (¥) dividend
Series C Preferred Stock
Class of Stock [Line Items]
Number of quarters, dividend payments | dividend																			4	4	4	4	4
Preferred stock dividends, cash paid quarterly (per share) | $ / shares																			$ 0.50	$ 0.50		$ 0.50
Payments of ordinary dividends, preferred stock and preference stock | $																			$ 4,595	$ 4,596		$ 4,600
Series D Preferred Stock
Class of Stock [Line Items]
Number of quarters, dividend payments | dividend																			4	4	4	4	4
Preferred stock dividends, cash paid quarterly (per share) | $ / shares																			$ 0.50	$ 0.50		$ 0.50
Payments of ordinary dividends, preferred stock and preference stock | $																			$ 6,390	$ 6,393		$ 6,400
Pinewood | Series A Preferred Stock
Class of Stock [Line Items]
Payments of ordinary dividends, preferred stock and preference stock	$ 79	¥ 8,395,328																		$ 512	¥ 54,719,550	$ 500	¥ 54,719,550
Quarterly Dividend One | Pinewood | Series A Preferred Stock
Class of Stock [Line Items]
Preferred stock dividends, cash paid quarterly (per share) | (per share)	$ 791.23	¥ 83,953.28							$ 1,243.12	¥ 136,051.34							$ 1,217.4	¥ 134,924.92
Quarterly Dividend Two | Pinewood | Series A Preferred Stock
Class of Stock [Line Items]
Preferred stock dividends, cash paid quarterly (per share) | (per share)							$ 1,272.39	¥ 136,051.34							$ 1,234.68	¥ 136,424.08
Quarterly Dividend Three | Pinewood | Series A Preferred Stock
Class of Stock [Line Items]
Preferred stock dividends, cash paid quarterly (per share) | (per share)					$ 1,294.87	¥ 137,546.41							$ 1,281.22	¥ 137,923.25
Quarterly Dividend Four | Pinewood | Series A Preferred Stock
Class of Stock [Line Items]
Preferred stock, per share, dividends declared (per share) | (per share)			$ 1,311.62	¥ 137,546.41							$ 1,269.45	¥ 137,923.25